Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the IASB and Published Standards Effective from 2024 - Schedule of Evaluated the Amendments and New Interpretations to IFRS as Issued by IASB (Details)
12 Months Ended
Dec. 31, 2024
Amendments to IFRS 7/IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures - Supplier Financing Agreements [Member]
Schedule of Evaluated the Amendments and New Interpretations to IFRS as Issued by IASB [Line Items]
Description	The amendments include a disclosure objective in IAS 7 stating that an entity must disclose information on its supplier financing arrangements that allow users of financial statements to assess the effects of these arrangements on the entity’s liabilities and cash flows. Additionally, IFRS 7 was amended to include supplier financing agreements within the requirements to disclose information on the entity’s exposure to liquidity risk concentration.
Effective date	Jan. 01, 2024
Amendments to IAS 1: - Classification of liabilities as current and non-current [Member]
Schedule of Evaluated the Amendments and New Interpretations to IFRS as Issued by IASB [Line Items]
Description	The amendments to IAS 1 published in January 2020 affect only the presentation of liabilities as current or non-current in the balance sheet and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
Effective date	Jan. 01, 2024
Amendments to IAS 1 – Presentation of Financial Statements – Non-Current Liabilities with Covenants [Member]
Schedule of Evaluated the Amendments and New Interpretations to IFRS as Issued by IASB [Line Items]
Description	IAS 1 requires debt to be classified as non-current only if the company can defer the settlement of the debt in the 12 months after the reporting date. The purpose of this initiative is to improve the information disclosed by companies regarding long-term debt with covenants and allow investors to understand the risk that a certain debt would become payable in advance.
Effective date	Jan. 01, 2024
Amendments to IFRS 16 - Lease liabilities in a “Sale and Leaseback” transaction []Member]
Schedule of Evaluated the Amendments and New Interpretations to IFRS as Issued by IASB [Line Items]
Description	Under the amendments, the seller-lessee must not recognize a gain or loss related to the right of use retained by the seller-lessee.
Effective date	Jan. 01, 2024